Subsequent event (Details Narrative) - CAD ($)	Jul. 29, 2025	Feb. 26, 2025
IfrsStatementLineItems [Line Items]
Lease term in years		21 years
Non adjusting event member
IfrsStatementLineItems [Line Items]
Termination benefits expense	$ 475
Retrofit costs	$ 100